LORD ABBETT MUNICIPAL INCOME FUND, INC.

90 Hudson Street

Jersey City, NJ 07302

November 19, 2010

VIA EDGAR

Valerie J. Lithotomos

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Lord Abbett Municipal Income Fund, Inc. (the “Registrant”)
1933 Act File No. 002-88912
1940 Act File No. 811-03942

Dear Ms. Lithotomos:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the 1933 Act, enclosed for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). As discussed in more detail below, the Registrant respectfully requests: (1) no review of the Amendment based on the Commission staff’s prior review of its contents; and (2) acceleration of the effectiveness of the Amendment to November 19, 2010, or as soon as practicable thereafter.

The Amendment is being filed for the sole purpose of implementing a shell reorganization by adding the following three new series of the Registrant: Lord Abbett High Yield Municipal Bond Fund; Lord Abbett Intermediate Tax Free Fund; and Lord Abbett Short Duration Tax Free Fund (collectively, the “New Funds”). At the close of business on November 19, 2010, pursuant to an Agreement and Plan of Redomestication between the Registrant and Lord Abbett Municipal Income Trust (the “Trust”), three series of the Trust (the “Predecessor Funds”) will be reorganized into the corresponding New Funds solely for the purpose of changing their domicile from Delaware to Maryland (collectively, the “Redomestications”).1 The New Funds’ shareholders approved the Redomestications at a joint shareholder meeting held on November 5, 2010. Each New Fund has the same name, investment objective, policies, and restrictions, principal risks, management and Rule 12b-1 fees, sales charges, portfolio management team, distribution and purchase procedures, exchange rights, and other attributes as its corresponding Predecessor Fund.

[1]	A proxy statement on Schedule 14A describing the Redomestications in more detail was filed with the Commission on August 31, 2010 (SEC Accession No. 0001193125-10-201642).

U.S. Securities and Exchange Commission

November 19, 2010

The Registrant is adopting the Trust’s Registration Statement on Form N-1A2 (the “Predecessor Funds’ Registration Statement”) with respect to the Predecessor Funds pursuant to Rule 414(d) under the 1933 Act. Accordingly, the Registrant has incorporated each Predecessor Fund’s prospectus and statement of additional information into the Amendment by reference to the Predecessor Funds’ Registration Statement. We note that the Registrant and the Predecessor Trust are co-registrants whose respective series share a common prospectus, statement of additional information, annual report, and semiannual report.

The Registrant respectfully requests no review of the Amendment on the basis that: (1) each New Fund is identical in all materials respects to the corresponding Predecessor Fund; (2) Kimberly A. Browning of the Commission’s Division of Investment Management substantively reviewed and commented on the Predecessor Funds’ Registration Statement, which was filed pursuant to Rule 485(a) under the 1933 Act for the purpose of complying with the new summary prospectus disclosure requirements; and (3) no material changes have been made to the Predecessor Funds’ Registration Statement since it became effective on February 1, 2010.

The Registrant is concurrently filing a request for acceleration of the effectiveness of the Amendment to November 19, 2010, or as soon as practicable thereafter.

In connection with this filing, the Registrant acknowledges the following: (i) it is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to the disclosure in response to staff comments, if any, do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments, please do not hesitate to contact the undersigned at (201) 827-2225, Brooke A. Fapohunda at (201) 827-2279, or Matthew A. Chambers, Esq., of WilmerHale, counsel to the Registrant, at (202) 663-6591.

Sincerely,

/s/ Thomas R. Phillips

Thomas R. Phillips

Vice President and Assistant Secretary

[2]

The Predecessor Funds’ Registration Statement was filed with the Commission on January 28, 2010 as Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A (SEC Accession No. 0001193125-10-015573).